S000065839 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	78 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%	6.99%
Northern Trust Emerging Markets Quality Low Volatility Index℠
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.08%	6.10%	6.25%
FlexShares Emerging Markets Quality Low Volatility Index Fund
Prospectus [Line Items]
Average Annual Return, Percent		21.72%	5.20%	5.44%
Performance Inception Date				Jul. 15, 2019
FlexShares Emerging Markets Quality Low Volatility Index Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		20.76%	4.70%	4.96%
FlexShares Emerging Markets Quality Low Volatility Index Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.44%	4.14%	4.35%

[1]	Reflects no deduction for fees, expenses or taxes.